Shareholders' Equity Narrative (Details) - USD ($)			12 Months Ended
	Dec. 18, 2013	Jan. 28, 2011	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 31, 2015
Class of Stock [Line Items]
Common stock, value authorized			$ 10			$ 10
Common stock, authorized share			1,000			1,000
Authorized par value per share		$ 0.01	$ 0.01			$ 0.01
Issuance of common stock		$ 259,900,000	$ 750,000	$ 30,504,000	$ 1,087,000
Common Stock, Shares, Issued		259,865	1,000	1,000		1,000
Shares purchased by related party						$ 2,100,000
Proceeds from Blackstone	$ 30,700,000
Dividend paid			$ 0	$ 0
Tax included in Pension AOCI			0	$ 2,204,000
Parent Company
Class of Stock [Line Items]
Shares purchased by related party			$ 2,100,000
Successor
Class of Stock [Line Items]
Issuance of common stock					$ 1,087,000